EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2023
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

25.EARNINGS (LOSS) PER SHARE

25.1Basic

The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	June 30,	June 30,
	2023	2022
Resulted of the period attributable to controlling shareholders	10,310,498	10,480,342
Weighted average number of shares in the period – in thousands	1,336,021	1,361,264
Weighted average treasury shares – in thousands	(26,791)	(14,088)
Weighted average number of outstanding shares – in thousands	1,309,230	1,347,176
Basic earnings (loss) per common share - R$	7.87524	7.77949

25.2Diluted

The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	June 30,	June 30,
	2023	2022
Resulted of the period attributed to controlling shareholders	10,310,498	10,480,342
Weighted average number of shares during the period (except treasury shares) – in thousands	1,309,230	1,347,176
Average number of potential shares (stock options) – in thousands	487	215
Weighted average number of shares (diluted) – in thousands	1,309,717	1,347,391
Diluted earnings (loss) per common share - R$	7.87231	7.77825

25.3Profit reserves

Reserves are constituted by the allocation of the Company’s profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves.

In April 26, 2023, the shareholders’ meeting approved the retention of profits in the amount of R$14,972,324, for investments on the Company’s productive capacity and improvement of processes in order to meet the Company’s growth strategy commitments.